Purchases and other expenses - Restructuring costs - Components - Additional information (Details) - Restructuring provision [member] € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€) employee
Disclosure of subsidiaries [line items]
Additional provisions, other provisions | €	€ 0
FRANCE
Disclosure of subsidiaries [line items]
Number of people to depart | employee	650